Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Entity Information [Line Items]
Significant Accounting Policies

2.          Significant Accounting Policies

The following is a summary of significant accounting policies:

Basis of Accounting

The consolidated financial statements have been presented in conformity with accounting principles generally accepted in the United States of America. All adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim periods presented, are normal and recurring in nature. Operating results for interim periods are not necessarily indicative of the results that may be expected for the full year.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the difference may be material to the consolidated financial statements.

Basis of Presentation and Consolidation

The consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.

As discussed in Note 1—Organization, as a result of the Reorganization Transactions, Tradeweb Markets Inc. consolidates TWM LLC and TWM LLC is considered to be the predecessor to Tradeweb Markets Inc. for financial reporting purposes. As a result, the consolidated financial statements for periods prior to the Reorganization Transactions have been adjusted to combine the previously separate entities for presentation purposes. However, Tradeweb Markets Inc. had no business transactions or activities and no substantial assets or liabilities prior to the Reorganization Transactions. As such, for periods prior to the completion of the Reorganization Transactions, the consolidated financial statements represent the historical financial condition and results of operations of TWM LLC and its subsidiaries. For periods after the completion of the Reorganization Transactions, the consolidated financial statements represent the financial condition and results of operations of the Company and report a non-controlling interest related to the LLC Interests held by the Continuing LLC Owners.

Cash and Cash Equivalents

Cash and cash equivalents consists of cash and highly liquid investments (such as short-term money market instruments) with original maturities of less than three months.

Allowance for Doubtful Accounts

The Company continually monitors collections and payments from its clients and maintains an allowance for doubtful accounts. The allowance for doubtful accounts is based upon the historical collection experience and specific collection issues that have been identified. Additions, if any, to the allowance for doubtful accounts are charged to bad debt expense, which is included in general and administrative expenses on the consolidated statements of income.

Furniture, Equipment, Purchased Software and Leasehold Improvements

Furniture, equipment, purchased software and leasehold improvements are carried at cost less accumulated depreciation. Depreciation for furniture, equipment and purchased software, including the allocated fair value of assets as a result of pushdown accounting (see Note 3 – Pushdown Accounting), is computed on a straight-line basis over the estimated useful lives of the related assets, ranging from three to seven years. Leasehold improvements are amortized over the lesser of the estimated useful lives of the leasehold improvements or the remaining term of the lease for office space.

Furniture, equipment, purchased software and leasehold improvements are tested for impairment whenever events or changes in circumstances suggest that an asset’s carrying value may not be fully recoverable in accordance with Accounting Standards Codification (“ASC”) 360.

Software Development Costs

The Company capitalizes costs associated with the development of internal use software at the point at which the conceptual formulation, design and testing of possible software project alternatives have been completed, in accordance with ASC 350. The Company capitalizes employee compensation and related benefits and third party consulting costs incurred during the application development stage which directly contribute to such development. Such costs are amortized on a straight-line basis over three years. Costs capitalized as part of the pushdown accounting allocation (see Note 3 – Pushdown Accounting) are amortized over nine years. The Company reviews the amounts capitalized for impairment whenever events or changes in circumstances indicate that the carrying amounts of the assets may not be fully recoverable, or that their useful lives are shorter than originally expected. Non-capitalized software costs and routine maintenance costs are expensed as incurred.

Intangible Assets

Intangible assets with a finite life are amortized over the estimated lives, ranging from seven to sixteen years, in accordance with ASC 350. Intangible assets subject to amortization are tested for impairment whenever events or changes in circumstances suggest that an asset's or asset group's carrying value may not be fully recoverable in accordance with ASC 360. Intangible assets with an indefinite useful life are tested for impairment at least annually. An impairment loss is recognized if the sum of the estimated discounted cash flows relating to the asset or asset group is less than the corresponding book value.

Goodwill

Goodwill is the excess of the fair value of the Company above the fair value accounting basis of the net assets and liabilities of the Company under pushdown accounting. Goodwill is also the cost of acquired companies in excess of the fair value of identifiable net assets at the acquisition date. Goodwill is not amortized, but in accordance with ASC 350, goodwill is tested for impairment annually and between annual tests whenever events or changes in circumstances indicate that the carrying amount may not be fully recoverable. In 2019, the Company changed the annual date on which goodwill is tested for impairment from July 1st to October 1st to align with the annual impairment testing date of the Company’s Parent. This change did not accelerate, delay, avoid or cause an impairment charge, nor did this change result in adjustments to any previously issued financial statements. Goodwill is tested at the reporting unit level, which is defined as an operating segment or one level below the operating segment. An impairment loss is recognized if the estimated fair value of a reporting unit is less than its net book value. Such loss is calculated as the difference between the estimated fair value of goodwill and its carrying value.

Deferred IPO Costs

In 2018 the Company began incurring costs in connection with the filing of a Registration Statement on Form S-1, which are deferred in other assets in accordance with ASC 505-10-25 in the consolidated statements of financial condition. IPO costs consist of legal, accounting, and other costs directly related to the Company’s efforts to raise capital through an IPO. As of June 30, 2019, $15.9 million of deferred costs were reclassified from other assets to additional paid-in capital on the consolidated statements of financial condition.  See Note 9 – Stockholders’ Equity.

Translation of Foreign Currency

Revenues and expenses denominated in foreign currencies are translated at the rate of exchange prevailing at the transaction date. Assets and liabilities denominated in foreign currencies are translated at the rate prevailing at the consolidated statements of financial condition date. Foreign currency re-measurement gains or losses on transactions in nonfunctional currencies are recognized in the consolidated statements of income. Gains or losses on translation in the financial statements of a non-U.S. operation, when the functional currency is other than the U.S. dollar, are included as a component of comprehensive income.

Income Tax

The Corporation is subject to U.S. federal, state and local income taxes with respect to its taxable income, including its allocable share of any taxable income of TWM LLC, and is taxed at prevailing corporate tax rates. TWM LLC is a multiple member limited liability company taxed as a partnership and accordingly any taxable income generated by TWM LLC is passed through to and included in the taxable income of its members, including the Corporation, on a pro rata basis. Income taxes also include unincorporated business taxes on income earned or losses incurred for conducting business in certain state and local jurisdictions, income taxes on income earned or losses incurred in foreign jurisdictions on certain operations and federal and state income taxes on income earned or losses incurred, both current and deferred, on subsidiaries that are taxed as corporations for U.S. tax purposes.

The Company records deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities. The Company measures deferred taxes using the enacted tax rates and laws that will be in effect when such temporary differences are expected to reverse. Based on the weight of the positive and negative evidence considered, management believes that it is more likely than not that the Company will be able to realize its deferred tax assets in the future, therefore, no valuation allowance is necessary.

The Company records uncertain tax positions in accordance with ASC 740 on the basis of a two-step process whereby (1) the Company determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, the Company recognizes the amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.

The Company recognizes interest and penalties related to income taxes within the provision for income taxes in the consolidated statements of income. Accrued interest and penalties are included within accounts payable, accrued expenses and other liabilities in the consolidated statements of financial condition.

The Company has elected to treat taxes due on future U.S. inclusions in taxable income under the global intangible low-taxed income (“GILTI”) provision of the Tax Cuts and Jobs Act as a current period expense when incurred.

Revenue Recognition

The Company earns transaction fees from transactions executed on the Company’s trading platforms through various fee plans. Transaction fees are generated both on a variable and fixed price basis and vary by geographic region, product type and trade size. For variable transaction fees, the Company charges clients fees based on the mix of products traded and the volume of transactions executed. Transaction fee revenue is recorded at a point in time when the trade occurs and is generally billed monthly.

The Company earns subscription fees from granting access to institutional investors to the Company's electronic marketplaces. Subscription fees are recognized into income in the period that access is provided on a monthly basis. Also included in subscription fees are viewer fees earned monthly from institutional investors accessing fixed income market data. The frequency of subscription fee billings varies from monthly to annually, depending on contract terms. Fees received by the Company which are not yet earned are included in deferred revenue on the consolidated statements of financial condition until the revenue recognition criteria has been met.

The Company earns commission revenue from its electronic and voice brokerage services on a riskless principal basis. Riskless principal revenues are derived on matched principal transactions where revenues are earned on the spread between the buy and sell price of the transacted product. Securities transactions and related commission income for brokerage transactions are recorded on a trade-date basis. This income is recognized by the Company when the transactions settle. Commission revenue is collected by the Company when the trade settles or is billed monthly.

The Company earns fees from Refinitiv, formerly TR in the predecessor periods, relating to the sale of market data to Refinitiv, which redistributes that data. Included in these fees, which are billed quarterly, are real-time market data fees which are recognized in the period that the data is provided, generally on a monthly basis and historical data sets which are recognized when the historical data set is provided to Refinitiv.

On January 1, 2018, the Company adopted ASU 2014-09, Revenue from Contracts with Customers, using the modified retrospective approach. The adoption of ASU 2014-09 did not have a material impact on the measurement or recognition of revenue in any prior reporting periods.  However, subsequent to the adoption, the Company was required to make significant judgements for the Refinitiv market data fees.  Significant judgements used in accounting for this contract include:

•	The provision of real-time market data feeds and annual historical data sets are distinct performance obligations.
•	The performance obligations under this contract are recognized over time from the initial delivery of the data feeds or each historical data set until the end of the contract term.
•

Determining the transaction price for the performance obligations by using a market assessment analysis. Inputs in this analysis include a consultant study which determined the overall value of the Company's market data and pricing information for historical data sets provided by other companies.

Some revenues earned by the Company have fixed fee components, such as monthly minimums or fixed monthly fees, and variable components, such as transaction based fees. The breakdown of revenues between fixed and variable revenues, in thousands, for the three and six months ended June 30, 2019 and 2018 is as follows:

	Successor		Successor		Predecessor		Predecessor
	Three Months Ended		Six Months Ended		Three Months Ended		Six Months Ended
	June 30, 2019		June 30, 2019		June 30, 2018		June 30, 2018
	(in thousands)				(in thousands)
	Variable	Fixed	Variable	Fixed	Variable	Fixed	Variable	Fixed
Revenues
Transaction fees	$79,577	$24,375	$158,492	$48,100	$69,557	$21,473	$139,194	$41,975
Subscription Fees including Refinitiv market data fees	435	47,516	890	95,122	425	49,303	900	97,391
Commissions	26,635	9,778	50,945	19,665	17,346	10,207	35,126	20,310
Other	302	1,867	605	3,458	14	2,690	26	5,596
Gross revenue	$106,949	$83,536	$210,932	$166,345	$87,342	$83,673	$175,246	$165,272

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC 718. ASC 718 focuses primarily on accounting for a transaction in which an entity obtains employee services in exchange for stock-based payments. Under ASC 718, the stock-based payments received by the employees of the Company are accounted for either as equity awards or as liability awards.

As an equity award, the Company measures and recognizes the cost of employee services received in exchange for awards of equity instruments based on their estimated fair values measured as of the grant date. These costs are recognized as an expense over the requisite service period, with an offsetting increase to additional paid-in capital.

As a liability award, the cost of employee services received in exchange for an award of equity instruments is generally measured based on the grant-date fair value of the award. The fair value of that award is remeasured subsequently at each reporting date through the settlement in accordance with ASC 505. Changes in the equity instrument's fair value during the requisite service period are recognized as compensation cost over that period.

For periods following the Reorganization Transactions and the IPO, the fair value of new equity instrument grants is determined based on the price of the Company’s Class A common stock on the grant date.

Under ASC 718, the grant-date fair value of stock-based awards that do not require future service (i.e., vested awards) are expensed immediately. The grant-date fair value of stock-based awards that require future service, and are graded-vesting awards, are amortized over the relevant service period on a straight-line basis, with each tranche separately measured. The grant-date fair value of stock-based awards that require both future service and the achievement of Company performance-based conditions, are amortized over the relevant service period for the performance-based condition. If in a reporting period it is determined that the achievement of a performance target for a performance-based tranche is not probable, then no expense is recognized for that tranche and any expenses already recognized relating to that tranche in prior reporting periods are reversed in the current reporting period.

In October 2018, following the closing of the Refinitiv Transaction, the Company made a special award of options to management and other employees (the “Special Option Award”) under the Amended and Restated Tradeweb Markets Inc. Option Plan (the “Option Plan”). In accounting for the options issued under the Option Plan, compensation expense is measured and recognized for all awards based on their estimated fair values measured as of the grant date. Costs related to these options will be recognized as an expense in the consolidated statements of income over the requisite service period, with an offsetting increase to additional paid-in capital. The non-cash stock-based compensation expense associated with the Special Option Award began being expensed in the second quarter of 2019, with a charge of $20.4 million, and will continue to be expensed over the following three years.

Determining the appropriate fair value model and calculating the fair value of the stock-based awards requires the input of highly subjective assumptions, including the expected life of the stock-based awards and the stock price volatility. The Company uses the Black-Scholes pricing model to value some of its stock-based awards.

Earnings Per Share

Basic earnings per share is computed by dividing the net income attributable to the Company's shares by the weighted-average number of the Company's shares outstanding during the period. For purposes of computing diluted earnings per share, the weighted-average number of the Company’s shares reflects the dilutive effect that could occur if securities that qualify as participating securities were converted into or exchanged or exercised for TWM LLC’s shares, in the pre-IPO period, and the Corporation’s Class A or Class B common stock, in the post-IPO period, using the treasury stock method, as applicable.

Shares of Class C and Class D common stock do not have economic rights in Tradeweb Markets Inc. and, therefore, are not participating securities for purposes of the computation of earnings per share.

Fair Value Measurement

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price). Instruments that the Company owns (long positions) are marked to bid prices, and instruments that the Company has sold, but not yet purchased (short positions) are marked to offer prices. Fair value measurements do not include transaction costs.

The fair value hierarchy under ASC 820 prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of the fair value hierarchy under ASC 820 are described below:

Basis of Fair Value Measurement

Level 1:Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2: Quoted prices in markets that are not considered to be active or financial instruments for which all significant inputs are observable, either directly or indirectly;

Level 3: Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

Recent Accounting Pronouncements – Not Yet Adopted

In June 2016, the FASB issued ASU 2016‑13, Financial Instruments – Credit Losses. The ASU provides new guidance for estimating credit losses on certain types of financial instruments by introducing an approach based on expected losses. This ASU is applicable for the Company in the fiscal year beginning January 1, 2020. The Company is currently evaluating the impact of this ASU on the Company's consolidated financial statements.

In January 2017, the FASB issued ASU 2017‑04, Intangibles – Goodwill and Other. The ASU simplifies the quantitative goodwill impairment test by eliminating the second step of the test. Under this ASU, impairment will be measured by comparing the estimated fair value of the reporting unit with its carrying value. The ASU is applicable for the Company in the fiscal year beginning January 1, 2021. The Company does not anticipate the adoption of this ASU to have a material impact on the Company's consolidated financial statements.

Tradeweb Markets Inc. only
Entity Information [Line Items]
Significant Accounting Policies

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Accounting

The statement of financial condition is presented in accordance with accounting principles generally accepted in the United States of America. Separate statements of operations, comprehensive income, changes in stockholder’s equity and cash flows have not been presented in the financial statement because there have been no activities in this entity other than the initial capitalization.